Loans and Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loans and Borrowings [Abstract]
Loans and Borrowings

11. Loans and borrowings

The book value of loans and borrowings are as follows:

	At June 30 2023 £’000	At December 31 2022 £’000
Current
Stocking loans	82,350	161,592
Subscription facilities	763	14,983
Secured asset financing	1,024	1,479
Bank loans	-	30
	84,137	178,084
Non-current
Secured asset financing	2,338	4,113
	2,338	4,113
Total loans and borrowings	86,475	182,197

20. Loans and borrowings

The book value of loans and borrowings are as follows:

	At December 31	At December 31
	2022	2021
	£’000	£’000
Current
Stocking loans	161,592	169,170
Subscription facilities	14,983	10,188
Secured asset financing	1,479	-
Bank loans	30	635
Mortgages	-	547
	178,084	180,540
Non-current
Stocking loans	-	8,809
Subscription facilities	-	56,987
Secured asset financing	4,113	-
Bank loans	-	815
Mortgages	-	1,502
	4,113	68,113

Total loans and borrowings	182,197	248,653

The carrying value of loans and borrowings classified as financial liabilities measured at amortized cost approximates fair value. Details of the interest rates, maturity and security details of loans and borrowings are set out in Note 24.

The Group’s loans and borrowings are mainly denominated in Pounds Sterling.